Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	AEGIS FUNDS
Central Index Key	0001251896
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Aegis High Yield Fund | Class I
Risk/Return:
Trading Symbol	AHYFX
Aegis High Yield Fund | Class A
Risk/Return:
Trading Symbol	AHYAX